Metropolitan Life Insurance Company

200 Park Avenue

New York, NY 10166-0005

Robin Wagner

Assistant General Counsel

Legal Affairs

Phone: 212-578-9071

September 4, 2020

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Security Equity Separate Account Twenty-Seven
File No. 811-08892

Ladies and Gentlemen:

The Semi-Annual Reports dated June 30, 2020 of the underlying funds are incorporated herein by reference as the reports sent to contract owners of Security Equity Separate Account Twenty-Seven of Metropolitan Life Insurance Company pursuant to Rule 30b2-1 under the Investment Company Act of

1940 and are listed as follows:

The Semi-Annual Reports for certain portfolios of AIM Variable Insurance Funds are incorporated by reference as filed on Form N-CSR, CIK No. 0000896435, File No. 811-07452; and

The Semi-Annual Reports for certain portfolios of Brighthouse Funds Trust II are incorporated by reference as filed on Form N-CSR, CIK No. 0000710826, File No. 811-03618.

Sincerely,

/s/ Robin Wagner

Robin Wagner, Esq.

Assistant General Counsel

Metropolitan Life Insurance Company